Revenue - Total revenues (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Revenue
Stream Interests, Gold	$ 108,143	$ 74,743
Stream Interests, Silver	96,584	74,275
Stream Interests, Other	842	8,139
Royalty Interests	62,050	46,867
Revenue - other	1,372	0
Total revenues	$ 268,991	$ 204,024